Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of provision for income taxes [Line Items]
Total income before income tax	$ 10,264	$ 11,300	$ 7,819
Current tax	202	182	269
Deferred tax	(565)	(20)	(159)
Income tax expense	(363)	162	110
Other foreign jurisdictions [Member]
Schedule of provision for income taxes [Line Items]
Total income before income tax	6,146	7,049	2,614
Current tax	80	176	126
Deferred tax
PRC [Member]
Schedule of provision for income taxes [Line Items]
Total income before income tax	4,118	4,251	5,205
Current tax	122	6	143
Deferred tax	$ (565)	$ (20)	$ (159)